SCHEDULE OF RECONCILE THE STATUTORY INCOME TAX RATE TO EFFECTIVE INCOME TAX RATE (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax rate	23.00%	23.00%	23.00%
Tax expense (benefit) at statutory rate	$ (1,579)	$ (9,962)	$ (7,071)
Tax rate differential		81	45
Permanent differences with respect to stock-based compensation	359	273	595
Permanent differences with respect to derivative warrants liabilities, bifurcated conversion feature and convertible loans	613	6,851	2,813
Permanent differences with respect to call option to acquire potential acquiree			732
Change in temporary differences		941	1,999
Others
Recognition of deferred tax liability related to acquired asset (IPR&D)			(2,168)
Loss carryforwards and others	582	1,816	887
Income tax expense (benefit)
Tax rate differential	$ 25